INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 404,807	$ 201,766
Stock-based compensation	44,926	62,566
Long-term lease liabilities	58,800	42,486
Tax credit carryforwards	48,936	38,066
Accrued expenses	20,490	12,911
Other	34,024	21,039
Total deferred tax assets	611,983	378,834
Less: valuation allowance	(113,684)	(92,990)
Net deferred tax assets	498,299	285,844
Deferred tax liabilities:
Investment in subsidiaries	(242,537)	(240,420)
Investment in MGM Resorts International	(197,998)
Right-of-use assets	(43,418)	(29,654)
Intangible assets	(30,094)	(28,488)
Other	(34,639)	(31,534)
Total deferred tax liabilities	(548,686)	(330,096)
Net deferred tax liabilities	$ (50,387)	$ (44,252)